UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Vision Capital Management, Inc.
Address: 	One SW Columbia, Suite 915
		Portland, OR 97258

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Marina L. Johnson, CFA
Title: 	Vice President
Phone: 	503-221-5656
Signature, Place, and Date of Signing:

Marina Johnson Portland, Oregon July 15, 2008

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers: 0

Form 13F Information Table Entry Total: 72

Form 13F Information Table Value Total: $102,689

List of Other Included Managers: NONE

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Aegon N V Pfd Perp 6.375       ps               007924301      604    35300 SH       Sole                    35300
Allianz Se Pfd 8.375% Sub      ps               018805200      378    15200 SH       Sole                    15200
Barclays Bank Plc 8.05% Sp Adr ps               06739h362      246    10000 SH       Sole                    10000
Credit Suisse Nt 7.9% Cap 13   ps               225448208      743    30200 SH       Sole                    30200
Deutsche Bank 8.05% Pfd F      ps               25150l108      658    27500 SH       Sole                    27500
Federal Natl Mtg Assn Pfd Ser  ps               313586737      576    24000 SH       Sole                    22000              2000
Goldman Sachs Gp Preferred     ps               38143y665      363    20265 SH       Sole                    18265              2000
Hsbc Hldgs Plc Sub Cap 8.125%  ps               404280703      781    30000 SH       Sole                    28000              2000
Morgan Stanley 6.45%           ps               61753r200      298    16300 SH       Sole                    16300
Pnc Capital Tr E Gtd Tr Pfd Se ps               69350S208      225    10000 SH       Sole                    10000
Royal Bk Scotland 7.25% T Adr  ps               780097713      342    16700 SH       Sole                    16700
Wells Fargo Cap Xii Pfd Trups  ps               94985V202      500    20000 SH       Sole                    20000
Amazon Com Inc Com             cs               023135106      294     4006 SH       Sole                     4006
American Express Co Com        cs               025816109     1563    41495 SH       Sole                    38640              2855
Amgen Inc Com                  cs               031162100     1927    40858 SH       Sole                    37908              2950
Apple Computer, Inc.           cs               037833100     2558    15279 SH       Sole                    14399               880
Associates First Cap Residl Va cs               046008207        0    12275 SH       Sole                    12275
At&t Inc.                      cs               00206R102     1942    57643 SH       Sole                    54193              3450
Broadcom Corp Cl A             cs               111320107     2047    75025 SH       Sole                    68595              6430
Chevrontexaco Corporation Com  cs               166764100      764     7710 SH       Sole                     7710
Cisco Sys Inc Com              cs               17275R102     1948    83767 SH       Sole                    78637              5130
Citrix Sys Inc Com             cs               177376100     1841    62600 SH       Sole                    58760              3840
Cognizant Tech Solutns Cl A    cs               192446102     1945    59825 SH       Sole                    55565              4260
Colgate Palmolive Co Com       cs               194162103     2122    30705 SH       Sole                    29105              1600
Constellation Energy Com       cs               210371100     2220    27035 SH       Sole                    25565              1470
Cooper Industries Ltd          cs               G24182100     1820    46065 SH       Sole                    42990              3075
Dell Inc                       cs               24702R101     1842    84165 SH       Sole                    78465              5700
Dentsply Intl Inc New Com      cs               249030107     2159    58655 SH       Sole                    55405              3250
E M C Corp Mass Com            cs               268648102     1971   134205 SH       Sole                   125415              8790
Ebay Inc Com                   cs               278642103     2082    76180 SH       Sole                    71980              4200
Exxon Mobil Corp Com           cs               30231G102      787     8930 SH       Sole                     8430               500
Franklin Res Inc Com           cs               354613101     1809    19740 SH       Sole                    18525              1215
Freeport-Mcmoran Cop&g Com     cs               35671d857     2296    19595 SH       Sole                    18100              1495
General Elec Co Com            cs               369604103     1982    74255 SH       Sole                    70580              3675
Gilead Sciences Inc Com        cs               375558103     2923    55205 SH       Sole                    52100              3105
Google Inc Cl A                cs               38259P508     2370     4503 SH       Sole                     4248               255
Hansen Nat Corp Com            cs               411310105     1866    64735 SH       Sole                    60730              4005
Harris Corp Del Com            cs               413875105     2334    46235 SH       Sole                    43610              2625
Haverty Furniture Inc Com      cs               419596101      523    52100 SH       Sole                    52100
International Game Tec Com     cs               459902102     1395    55850 SH       Sole                    52600              3250
Johnson & Johnson Com          cs               478160104     2502    38890 SH       Sole                    36930              1960
Key Technology Inc Com         cs               493143101      207     6500 SH       Sole                     6500
L-3 Communicatns Hldgs Com     cs               502424104     2066    22740 SH       Sole                    21510              1230
Lauder Estee Cos Inc Cl A      cs               518439104     2320    49950 SH       Sole                    47180              2770
Legg Mason Inc Com             cs               524901105     1350    30980 SH       Sole                    29010              1970
Lowes Cos Inc Com              cs               548661107     1909    91990 SH       Sole                    86470              5520
Mera Pharmaceuticals Com       cs               58732R103        1    80415 SH       Sole                    80415
Microsoft Corp Com             cs               594918104      295    10720 SH       Sole                    10720
Nordstrom Inc Com              cs               655664100     1881    62070 SH       Sole                    58260              3810
Northern Tr Corp Com           cs               665891040     1031    15042 SH       Sole                    15042
Nyse Euronext Com              cs               629491101     1825    36020 SH       Sole                    34030              1990
Peabody Energy Corp Com        cs               704549104     2661    30225 SH       Sole                    28490              1735
Petsmart Inc Com               cs               716768106     1825    91470 SH       Sole                    85800              5670
Portland Food Products Company cs                              337    61191 SH       Sole                    61191
Procter & Gamble Co Com        cs               742718109     2182    35875 SH       Sole                    34075              1800
Regions Financial Corp Com     cs               7591ep100      113    10395 SH       Sole                    10395
Schlumberger                   cs               806857108     2994    27866 SH       Sole                    26251              1615
St Jude Med Inc Com            cs               790849103     2347    57405 SH       Sole                    54155              3250
Starbucks Corp                 cs               855244109      426    27049 SH       Sole                    27049
Stryker Corp Com               cs               863667101      289     4600 SH       Sole                     4600
United Healthcare Corp Com     cs               91324P102     1213    46205 SH       Sole                    43045              3160
United Technologies Cp Com     cs               913017109     1906    30885 SH       Sole                    29025              1860
Walgreen Co Com                cs               931422109     1829    56250 SH       Sole                    52955              3295
Western Un Co Com              cs               959802109     2647   107080 SH       Sole                   101225              5855
Zimmer Hldgs Inc Com           cs               98956P102     2064    30335 SH       Sole                    28525              1810
Dodge & Cox Stk Fd Com         cs               256219106      832 7470.695 SH       Sole                 7470.695
Fidelity Contrafund New Insigh cs               316071604      671 33598.880 SH      Sole                33598.880
First Eagle Sogen Fds Overseas cs               32008F101      474 21063.984 SH      Sole                21063.984
Ishares S&p 500 Index          cs               464287200     3630 28360.000 SH      Sole                28360.000
Ishares S&p Global 100         cs               464287572      518 7510.000 SH       Sole                 7510.000
Ishares S&p Midcap Index Fd    cs               464287507     1092 13391.000 SH      Sole                13391.000
Ishares Tr Lrge Grw Indx       cs               464287119     2209 33600.035 SH      Sole                33600.035
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